Net financial results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income
Interest income on financial investments and cash equivalents	$ 11,622	$ 16,913	$ 6,074
Interest on tax credits	1,012	980	1,377
Other financial income	12,869	7,125	4,021
Total Financial income	25,503	25,018	11,472
Financial expenses
Interest on loans and financings	(110,734)	(104,689)	(96,565)
Premium paid on bonds repurchase		(3,277)
Interest accrual on asset retirement and environmental obligations - note 27	(26,969)	(23,662)	(9,667)
Interest on other liabilities	(9,215)	(11,472)	(12,371)
Interest on contractual obligations	(5,329)	(5,801)	(6,936)
Interest on lease liabilities - note 23 (b)	(427)	(542)	(1,272)
Interest on VAT discussions - note 9 (iv)	(16,033)
Interest on Factoring operations	(16,624)	(4,791)	(2,864)
Other financial expenses	(18,853)	(14,460)	(12,600)
Total Financial expenses	(204,184)	(168,694)	(142,275)
Other financial items, net
Changes in fair value of loans and financings – note 24 (c)	(525)	(1,472)	19,380
Changes in fair value of derivative financial instruments – note 16 (c)	(606)	(83)	(5,640)
Foreign exchange gain (loss) (i)	18,171	11,504	(19,839)
Total Other financial items, net	17,040	9,949	(6,099)
Net financial results	$ (161,641)	$ (133,727)	$ (136,902)